WCM Focused Small Cap Fund
SCHEDULE OF INVESTMENTS
As of January 31, 2022 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 93.9%
	CONSUMER DISCRETIONARY — 21.6%
36,300	American Woodmark Corp.*	$2,175,459
29,500	America's Car-Mart, Inc.*	2,800,140
73,600	Beacon Roofing Supply, Inc.*	4,038,432
25,000	Dorman Products, Inc.*	2,340,750
118,828	ePlus, Inc.*	5,462,523
77,600	Leslie's, Inc.*	1,616,408
48,900	Wyndham Hotels & Resorts, Inc.	4,105,155
		22,538,867
	CONSUMER STAPLES — 12.0%
213,000	Grocery Outlet Holding Corp.*	5,405,940
50,600	Inter Parfums, Inc.	5,007,882
1,131	Lancaster Colony Corp.	179,569
39,000	Ollie's Bargain Outlet Holdings, Inc.*	1,869,660
		12,463,051
	ENERGY — 2.4%
34,000	EnerSys	2,547,620
	FINANCIALS — 13.2%
17,600	Enstar Group Ltd.*	4,665,408
104,100	Focus Financial Partners, Inc. - Class A*	5,242,476
14,600	Virtus Investment Partners, Inc.	3,820,528
		13,728,412
	HEALTH CARE — 7.5%
61,900	Addus HomeCare Corp.*	4,941,477
13,200	ICU Medical, Inc.*	2,816,352
		7,757,829
	INDUSTRIALS — 20.0%
54,600	API Group Corp.*	1,217,580
9,700	Chase Corp.	920,336
28,374	Crane Co.	2,936,993
28,500	EMCOR Group, Inc.	3,397,485
89,900	Healthcare Services Group, Inc.	1,635,281
18,800	Landstar System, Inc.	3,008,000
76,300	SP Plus Corp.*	2,150,134
55,000	U.S. Ecology, Inc.*	1,571,900
14,200	UniFirst Corp.	2,699,278
27,500	Vectrus, Inc.*	1,265,275
		20,802,262

WCM Focused Small Cap Fund
SCHEDULE OF INVESTMENTS - Continued
As of January 31, 2022 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	MATERIALS — 4.8%
220,500	Element Solutions, Inc.	$4,948,020
	REAL ESTATE — 4.2%
209,600	Cushman & Wakefield PLC*	4,399,504
	TECHNOLOGY — 8.2%
25,800	CMC Materials, Inc.	4,666,704
247,200	Verra Mobility Corp.*	3,915,648
		8,582,352
	TOTAL COMMON STOCKS
	(Cost $85,032,282)	97,767,917

Principal Amount
	SHORT-TERM INVESTMENTS — 6.2%
$6,473,089	UMB Bank Demand Deposit, 0.01%[1]	6,473,089
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $6,473,089)	6,473,089
	TOTAL INVESTMENTS — 100.1%
	(Cost $91,505,371)	104,241,006
	Liabilities in Excess of Other Assets — (0.1)%	(96,394)
	TOTAL NET ASSETS — 100.0%	$104,144,612

PLC – Public Limited Company

*	Non-income producing security.
[1]	The rate is the annualized seven-day yield at period end.